Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of amounts charged to us or reimbursed by us under these agreements
	Three Months Ended March 31,
$ in thousands	2022	2021
Administrative services provided by Idealab	$133	$288

	Years ended December 31,
	2021	2020
Administrative services provided by Idealab	$1,334	$536
Reimbursement to Idealab for expenses incurred	—	281
Total Idealab transactions	$1,334	$817